EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	December 31,	December 31,	December 31,
	2020	2019	2018
Net income (loss) for the year	$(1,307,890)	$3,334,043	$194,453
Basic weighted average number of common shares outstanding	47,170,086	47,170,086	47,117,369
Effect on dilutive securities:
Options	—	1,016,436	334,275
Diluted weighted average number of common shares outstanding	47,170,086	48,186,522	47,451,644
Basic income (loss) per share	$(0.03)	$0.07	$0.00
Diluted income (loss) per share	$(0.03)	$0.07	$0.00